Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2019
Other payables
Schedule of Trade and Other Payables
Figures in million - SA rand	2019	2018	2017
Trade creditors	3,208.0	2,200.0	1,728.1
Accruals and other creditors	3,195.6	2,952.7	2,380.6
Other[1]	1,335.9	7.2	18.5
Financial liabilities	7,739.5	5,159.9	4,127.2
Payroll creditors	1,898.2	1,465.3	1,253.5
Leave pay accrual	1,692.5	1,152.6	1,160.5
VAT payable	135.7	78.5	149.2
Total trade and other payables	11,465.9	7,856.3	6,690.4

[1] Included in other is an amount of R1,227.8 which related to the Kroondal pipeline creditor